Net Income Per Share - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income	$ 584	$ 436	$ 526	$ 511	$ 620	$ 380	$ 411	$ 384	$ 2,057	$ 1,795	$ 1,401
Denominator:
Weighted average shares of common stock - basic (in shares)	1,177	1,181	1,187	1,192	1,203	1,202	1,202	1,203	1,184	1,203	1,210
Dilutive effect of equity incentive awards (in shares)									19	18	8
Weighted average shares of common stock - diluted (in shares)	1,196	1,199	1,202	1,217	1,228	1,223	1,215	1,216	1,203	1,221	1,218
Net income per share:
Basic (in usd per share)	$ 0.50	$ 0.37	$ 0.44	$ 0.43	$ 0.52	$ 0.32	$ 0.34	$ 0.32	$ 1.74	$ 1.49	$ 1.16
Diluted (in usd per share)	$ 0.49	$ 0.36	$ 0.44	$ 0.42	$ 0.50	$ 0.31	$ 0.34	$ 0.32	$ 1.71	$ 1.47	$ 1.15
Common stock equivalents excluded from income per diluted share because their effect would have been anti-dilutive (in shares)									1	2	8